Organization, Consolidation and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Principal Activities
Schedule of Company's principal subsidiaries, VIE and subsidiaries of the VIE

As of December 31, 2022, the Company’s principal subsidiaries, VIE and subsidiaries of the VIE are as follows:

Percentage of
	Date of		direct or indirect
	incorporation/	Place of	ownership by the
Entity	acquisition	incorporation	Company	Principal activities
Subsidiaries of the Company
Quhuo Investment Limited (“Quhuo BVI”)	June 14, 2019	BVI	100%	Investment holding
Quhuo Technology Investment (Hong Kong) Limited (“Quhuo HK”)	June 17, 2019	Hong Kong	100%	Investment holding
Beijing Quhuo Information Technology Co., Ltd. (“WFOE”)	July 31, 2019	PRC	100%	Development of computer software and applications
Variable interest entity
Beijing Quhuo Technology Co., Ltd. (“Beijing Quhuo” or the “VIE”)	March 3, 2012	PRC	Nil	Development of computer software and applications; Investment holding
Subsidiaries of the VIE
Shanghai Quhuo Network Technology Co., Ltd. (“Shanghai Quhuo”)	April 4, 2014	PRC	Nil	On-demand delivery
Ningbo Xinying Network Technology Co., Ltd. (“Ningbo Xinying”)	December 15, 2016	PRC	Nil	Bike-sharing maintenance
Nantong Runda Marketing Planning Co., Ltd. (“Nantong Runda”)	February 28, 2018	PRC	Nil	On-demand delivery
Shanghai Yijida Network Technology Co., Ltd. (“Shanghai Yijida”)	September 7, 2015	PRC	Nil	On-demand delivery
Ningbo Desheng Wanchun Network Technology Co., Ltd. (“Desheng Wanchun”)	December 21, 2016	PRC	Nil	Labor services
Ningbo Quhuo Network Technology Co., Ltd. (“Ningbo Quhuo”)	December 14, 2016	PRC	Nil	On-demand delivery
Ningbo Dagong Network Technology Co., Ltd. (“Ningbo Dagong”)	January 5, 2018	PRC	Nil	Bike-sharing maintenance
Jiangxi Youke Automobile Rental Service Co., Ltd. (“Jiangxi Youke”)	April 8, 2018	PRC	Nil	Ride-hailing
Hainan Xinying Technology Co., Ltd. (“Hainan Xinying”)	June 29, 2020	PRC	Nil	On-demand delivery
Hainan Quhuo Technology Co., Ltd. (“Hainan Quhuo”)	July 8, 2020	PRC	Nil	On-demand delivery
Haikou Chengtu Network Technology Co., Ltd (“Haikou Chengtu”)	September 1, 2020	PRC	Nil	B&B Operation
Lailai Information Technology (Shenzhen) Co., Ltd. (“Shenzhen Lailai”)	November 1, 2020	PRC	Nil	Hotel Cleaning
Hainan Quxing Holdings Co., Ltd. (“Hainan Quxing”)	November 5, 2020	PRC	Nil	Freight service

Schedules of financial position, financial performance, and cash flows of the VIEs	The table sets forth the assets and liabilities of the VIE’s included in the Company’s consolidated balance sheets:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
ASSETS:
Current assets:
Cash	19,463	87,579	12,698
Restricted cash	2,315	5,579	809
Short-term investments	68,568	2,500	362
Accounts receivable	510,683	495,046	71,775
Prepayments and other current assets	40,595	53,515	7,759
Inter-group balance due from Parent and WFOE	7,823	18	3
Amounts due from related parties	3,081	3,876	562
Total current assets	652,528	648,113	93,968
Non-current assets:
Property and equipment, net	14,633	11,251	1,631
Intangible assets, net	124,259	101,603	14,731
Operating lease right-of-use assets, net	7,964	5,562	806
Goodwill	66,753	65,481	9,494
Deferred tax assets	6,729	12,000	1,740
Other non-current assets	157,296	140,272	20,338
Total non-current assets	377,634	336,169	48,740
Total assets	1,030,162	984,282	142,708
LIABILITIES:
Current liabilities:
Accounts payable	334,083	293,281	42,522
Accrued expenses and other current liabilities	119,307	68,821	9,978
Short-term debt	148,441	65,434	9,487
Short-term lease liabilities	5,317	3,276	475
Inter-group balance due to Parent and WFOE	87,688	58,489	8,480
Amounts due to related parties	245	—	—
Total current liabilities	695,081	489,301	70,942
Non-current liabilities:
Deferred tax liabilities	753	814	118
Long-term debt	3	1,303	189
Long-term lease liabilities	1,424	1,103	160
Other non-current liabilities	50,703	66,880	9,697
Total non-current liabilities	52,883	70,100	10,164
Total liabilities	747,964	559,401	81,106

The table sets forth the results of operations of the VIE included in the Company’s consolidated statements of comprehensive loss for the years ended December 31, 2020, 2021 and 2022, respectively:

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Revenue	2,580,810	4,025,279	3,820,378	553,903
Net income/(loss)	66,043	(120,539)	61,939	8,980

The table sets forth the cash flows of the VIE included in the Company’s consolidated statements of cash flows for the years ended December 31, 2020, 2021 and 2022, respectively:

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Net cash provided by (used in) operating activities	30,389	(27,699)	114,059	16,537
Net cash (used in) provided by investing activities	(56,535)	(112,604)	39,767	5,766
Net cash (used in) provided by financing activities	(7,119)	68,673	(82,140)	(11,909)
Effect of exchange rate changes on cash	(4)	—	(306)	(45)
Net (decrease) increase in cash	(33,269)	(71,630)	71,380	10,349